Stockholders' Deficiency - Schedule of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of Warrants Exercisable, Balance	3,283,205	2,952,460
Warrant [Member]
Number of Warrants Outstanding, Beginning Balance	3,483,403	3,435,134
Number of Warrants Outstanding, Issued	2,456,111	266,521
Number of Warrants Outstanding, Exercised		(207,084)
Number of Warrants Outstanding, Expired	(86,562)	(11,168)
Number of Warrants Outstanding, Ending Balance	5,852,952	3,483,403
Number of Warrants Exercisable, Balance	5,852,952	3,483,403
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 3.63	$ 4.47
Weighted Average Exercise Price Outstanding, Issued	0.78	3.31
Weighted Average Exercise Price Outstanding, Exercised		2.00
Weighted Average Exercise Price Outstanding, Expired	5.15	42.72
Weighted Average Exercise Price Outstanding, Ending Balance	2.41	3.63
Weighted Average Exercise Price Exercisable, Balance	$ 2.41	$ 3.63
Weighted Average Remaining Life In Years Outstanding	2 years 3 months 19 days	2 years 1 month 6 days
Weighted Average Remaining Life In Years Exercisable	2 years 3 months 19 days	2 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable